UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of Registrant as specified in charter)

                                   ----------

                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1. REPORTS TO UNITHOLDERS.

Annual report attached.

                               OLD FIELD FUND, LLC
                                 ANNUAL REPORT
                                 MARCH 31, 2010

                               OLD FIELD FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2010

OLD FIELD FUND, LLC

CONTENTS

                                                                            PAGE
                                                                           -----
FINANCIAL STATEMENTS
   Report of independent registered public accounting firm                   1
   Statement of assets, liabilities and members' equity
      as of March 31, 2010                                                   2
   Statement of operations for the year ended March 31, 2010                 3
   Statement of changes in members' equity for the years ended
      March 31, 2010 and 2009                                                4
   Statement of cash flows for the year ended March 31, 2010                 5
   Notes to financial statements                                            6-10
   Supplemental information

OLD FIELD MASTER FUND, LLC

FINANCIAL STATEMENTS

   Exhibit A

                                 (MARCUM LOGO)
                             ACCOUNTANTS - ADVISORS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the
Board of Directors and Members'
of Old Field Fund, LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Fund, LLC (the "Fund") as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in members' equity for each of the years in the two year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three year period then ended and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include appropriate auditing procedures of its investment in Old Field Master Fund, LLC through Old Field Fund, LDC, the Fund's only investment owned as of March 31, 2010. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Fund, LLC as of March 31, 2010, and the results of its operations for the year then ended, the changes in its members' equity for each of the years in the two year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the three year period then ended and the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


(MARCUM LLP)

NEW YORK, NY
MAY 28, 2010

                              (MARCUM GROUP LOGO)
                                  MARCUMGROUP
                                     MEMBER

     MARCUM LLP - 750 Third Avenue - 11th Floor - New York, New York 10017
            - PHONE 212.485.5500 - FAX 212.485.5501 - marcumllp.com

OLD FIELD FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' EQUITY
MARCH 31, 2010
(expressed in U.S. dollars)

ASSETS
Investments in Old Field Fund, LDC, at fair value (See NOTE A)   $34,924,431
                                                                 ===========
MEMBERS' EQUITY                                                  $34,924,431
                                                                 ===========
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,256 MEMBER
   UNITS OF BENEFICIAL INTEREST OUTSTANDING                      $     83.30
                                                                 ===========
ANALYSIS OF MEMBERS' EQUITY:
   Capital subscriptions                                         $42,010,000
   Accumulated undistributed net investment loss                  (1,948,931)
   Accumulated undistributed net realized loss on investments
      in investment funds                                         (5,289,427)
   Net unrealized appreciation on investments in investment
      funds                                                          152,789
                                                                 -----------
MEMBERS' EQUITY                                                  $34,924,431
                                                                 ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010
(expressed in U.S. dollars)

Net realized loss from investments in investments funds
   allocated from Old Field Fund, LDC                             $(2,098,074)
Net change in unrealized appreciation on investments in
   investment funds allocated from Old Field Fund, LDC              6,234,024
                                                                  -----------
      Net realized and unrealized gain allocated from Old
         Field Fund, LDC                                            4,135,950
                                                                  -----------
NET INVESTMENT INCOME/(LOSS) ALLOCATED FROM OLD FIELD FUND, LDC
   Interest income                                                      1,536
   Management fee                                                    (501,991)
      Less: management fee waived - voluntary                         167,351
   Professional fees                                                 (200,310)
   Adminstration fee                                                 (100,571)
   Line of credit fee                                                 (29,847)
   Directors fee                                                      (14,997)
   Other expenses                                                     (66,584)
                                                                  -----------
                                                                     (745,413)
      Fund expense limitation and reimbursement waiver -
         involuntary                                                  147,370
                                                                  -----------
Net investment loss allocated from Old Field Fund, LDC               (598,043)
                                                                  -----------
NET INCREASE IN MEMBERS' EQUITY FROM OPERATIONS                   $ 3,537,907
                                                                  ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                                 For the year ended   For the year ended
                                                                   March 31, 2010       March 31, 2009
                                                                 ------------------   ------------------
FROM OPERATIONS:
   Net realized loss from investments in investments funds
      allocated from Old Field Fund, LDC                             $(2,098,074)         $(2,510,502)
   Net change in unrealized appreciation/(depreciation) on
      investments in investment funds allocated from Old Field
      Fund, LDC                                                        6,234,024           (5,013,718)
   Net investment loss allocated from Old Field Fund, LDC               (598,043)            (553,752)
                                                                     -----------          -----------
   Net increase/(decrease) in members' equity from operations          3,537,907           (8,077,972)
                                                                     -----------          -----------
Net increase/(decrease) in members' equity                             3,537,907           (8,077,972)
Members' equity at beginning of year                                  31,386,524           39,464,496
                                                                     -----------          -----------
Members' equity at end of year                                       $34,924,431          $31,386,524
                                                                     ===========          ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2010
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in members' equity from operations        $ 3,537,907
Adjustments to reconcile net income to net cash from
   operating activities
   Net income allocated from Old Field Fund, LDC        (3,537,907)
                                                       -----------
      Net cash from operating activities                        --
Net change in cash                                              --
Cash at beginning of year                                       --
                                                       -----------
CASH AT END OF YEAR                                    $        --
                                                       ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

NOTE A - ORGANIZATION

Old Field Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the "Offshore Feeder"), which is a Cayman Islands limited duration company. The Offshore Feeder serves as an intermediate entity through which the Fund invests in Old Field Master Fund, LLC (the "Master Fund"), a limited liability company, which is a fund of hedge funds. The Offshore Feeder Fund makes no independent investment decisions and has no investment or other discretion over its assets. The purpose of the Master Fund is to invest in private investment funds to achieve capital appreciation. The financial statements of the Master Fund for the year ended March 31, 2010, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Marwood Alternative Assets Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.

As of March 31, 2010, one member represented approximately 94% of the members' equity of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The financial statements have been prepared in accordance with United States generally accepted accounting principles ("GAAP"). The Fund's fiscal year end is March 31. The Fund's accounting policies are generally consistent with the Master Fund.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS AND REVENUE RECOGNITION:

     The Fund's investment in the Offshore Feeder is valued at fair value, which is the Fund's proportionate interest in the net assets of the Master Fund through its investment in the Offshore Feeder, as determined by the management of the Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had a ready market for the investment existed, and the difference could be material.

     The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gain and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. As described in Note A, the Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund's net members' equity.

[4]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]  INCOME TAXES (CONTINUED)

     Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740, INCOME TAXES (formerly FASB Interpretation No.
     48), as amended by Accounting Standards Update 2009-06, IMPLEMENTATION GUIDANCE ON ACCOUNTING FOR UNCERTAINTY IN TAXES AND DISCLOSURES AMENDMENTS FOR NONPUBLIC ENTITIES ("ASC 740"), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2010, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC
     740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[5]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

          - Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

          - Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 - Valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The Fund has a 99.98% interest in the Master Fund through its investment in the Offshore Feeder as of March 31, 2010. The investment in the Offshore Feeder is carried at its estimated fair value which is based on the Offshore Feeder's proportionate interest of the net asset value of the Master Fund, as determined by management of the Master Fund. The Fund's investment in the Offshore Feeder has been classified as Level 3 since it is unable to redeem its investment in the Offshore Feeder as of March 31, 2010 and it does not have the ability to redeem the investment in the near term. The categorization within the hierarchy does not necessarily correspond to the Investment Adviser's perceived risk of an investment in the Master Fund through its investment in the Offshore Feeder, nor the level of the investments held within the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had an observable market for the investment existed, and the difference could be material.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The Investment Adviser believes more relevant disclosure regarding fair value measurements relates to the Master Fund's investment portfolio. Such disclosure can be found in the notes to the Master Fund's financial statements attached hereto.

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                    INVESTMENT IN
                                                                   OFFSHORE FEEDER
                                                                   ---------------
BALANCE AS OF 4/1/09                                                 $31,386,524
Net investment loss allocated from Offshore Feeder                      (598,043)
Realized loss allocated from Offshore Feeder                          (2,098,074)
Change in unrealized appreciation allocated from Offshore Feeder       6,234,024
Net purchase/(sales)                                                          --
Net transfers in/and or out of Level 3                                        --
                                                                     -----------
BALANCE AS OF 3/31/10                                                $34,924,431
                                                                     ===========

[6]  SUBSEQUENT EVENTS:

     Management had considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

NOTE C - OFF-BALANCE SHEET AND OTHER RISKS

The investment funds in which the Master Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. This includes, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Master Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. The Master Fund's concentration and other risks are discussed in the notes to the Master Fund's financial statements which are attached to this report and are an integral part of these financial statements.

In the normal course of its operations, the Fund and the Master Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund and the Master Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund and the Master Fund that have not yet occurred. However, the Fund and the Master Fund has not had prior claims of losses pursuant to these contracts and expects the risk of loss to be remote.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

NOTE D - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. At inception of the Fund the units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units. The Fund may offer to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase will be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

Net income or losses are allocated to all members in proportion to their respective units.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund's and the Master Fund's average monthly net assets (the "Expense Limitation"). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. In consideration of the Investment Adviser's agreement to limit the Fund's and Master Fund's expenses, the Fund and the Master Fund will carry forward the amount of the expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund. See Master Fund for further disclosure regarding this agreement.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

NOTE F - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                                                  For the period from
                                                                                                    February 1, 2007
                                                  For the          For the          For the         (commencement of
                                                 year ended       year ended       year ended     operations) through
                                               March 31, 2010   March 31, 2009   March 31, 2008      March 31, 2007
                                               --------------   --------------   --------------   -------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD               $ 74.86          $ 94.13          $101.09          $100.00
Income from investment operations:
   Net investment loss allocated from
      offshore feeder(1)                             (1.43)           (1.32)           (1.75)           (0.27)
   Net realized/unrealized gain/(loss) on
      investments in investment funds
      allocated from offshore feeder(1)               9.87           (17.95)           (5.21)            1.36
                                                   -------          -------          -------          -------
   Total income/(loss) from investments               8.44           (19.27)           (6.96)            1.09
                                                   -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                     $ 83.30          $ 74.86          $ 94.13          $101.09
                                                   =======          =======          =======          =======
MEMBERS' EQUITY, END OF PERIOD (000'S)             $34,924          $31,387          $39,464          $35,390
                                                   =======          =======          =======          =======
TOTAL RETURN                                         11.27%          (20.47)%          (6.89)%           1.09%*
PORTFOLIO TURNOVER**                                 46.65%           21.30%           22.45%               0%
Ratio to average net assets:
   Expenses, before reimbursement                     2.24%            1.75%            2.06%            0.45%*
   Reimbursement                                     (0.44)%          (0.16)%          (0.12)%          (0.11)%*
                                                   -------          -------          -------          -------
   Expenses, after reimbursement                      1.80%            1.59%            1.94%            0.34%*
                                                   =======          =======          =======          =======
   Net investment loss, before reimbursement         (2.24)%          (1.70)%          (1.88)%          (0.38)%*
   Reimbursement                                      0.44%            0.16%            0.12%            0.11%*
                                                   -------          -------          -------          -------
   Net investment loss, after reimbursement          (1.80)%          (1.54)%          (1.76)%          (0.27)%*
                                                   =======          =======          =======          =======

*    Not annualized.

**   Represents the Portfolio Turnover of the Old Field Master Fund, LLC

(1)  Based on average units outstanding.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis. The ratios are inclusive of allocations from the offshore feeder.

ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

                                    EXHIBIT A

                           OLD FIELD MASTER FUND, LLC
                                  ANNUAL REPORT
                                 MARCH 31, 2010

                           OLD FIELD MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2010

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                                         PAGE
                                                                                         ----
FINANCIAL STATEMENTS
   Report of independent registered public accounting firm                                 1
   Statement of assets, liabilities and members' equity as of March 31, 2010               2
   Schedule of investments in investment funds as of March 31, 2010                       3-4
   Statement of operations for the year ended March 31, 2010                               5
   Statement of changes in members' equity for the years ended March 31, 2010 and 2009     6
   Statement of cash flows for the year ended March 31, 2010                               7
   Notes to financial statements                                                          8-17
   Supplemental information

                                  (MARCUM LOGO)
                              ACCOUNTANTS - ADVISORS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the
Board of Directors and Members'
of Old Field Master Fund, LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Master Fund, LLC (the "Fund"), including the schedule of investments in investment funds, as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in members' equity for each of the years in the two year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three year period then ended and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of investments in investment funds owned as of March 31, 2010 by correspondence with custodians and investees of the investment funds; or other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund, LLC as of March 31, 2010, and the results of its operations for the year then ended, the changes in its members' equity for each of the years in the two year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the three year period then ended and the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


(MARCUM LLP)

NEW YORK, NY
MAY 28, 2010

                              (MARCUM GROUP LOGO)
                                   MARCUM GROUP
                                     MEMBER

     MARCUM LLP - 750 Third Avenue - 11th Floor - New York, New York 10017
            - PHONE 212.485.5500 - FAX 212.485.5501 - marcumllp.com

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY
MARCH 31, 2010
(expressed in U.S. dollars)

ASSETS
Investments in investment funds, at fair value (cost $32,106,721)                   $ 32,259,578
Cash and cash equivalents                                                              1,973,134
Redemptions receivable from investment funds                                             648,302
Due from Investment Adviser                                                              291,001
                                                                                    ------------
      Total assets                                                                    35,172,015
                                                                                    ------------
LIABILITIES
Management fee payable                                                                    86,375
Professional fees payable                                                                 96,914
Administration fee payable                                                                50,150
Accrued expenses and other liabilities                                                     5,815
                                                                                    ------------
      Total liabilities                                                                  239,254
                                                                                    ------------
MEMBERS' EQUITY                                                                     $ 34,932,761
                                                                                    ============
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356 UNITS
   OF BENEFICIAL INTEREST OUTSTANDING                                               $      83.30
                                                                                    ============
ANALYSIS OF MEMBERS' EQUITY
   Capital Subscriptions                                                            $ 42,020,000
   Accumulated undistributed net investment loss                                      (1,949,408)
   Accumulated undistributed net realized loss on investments in investment funds     (5,290,688)
   Net unrealized appreciation on investments in investment funds                        152,857
                                                                                    ------------
MEMBERS' EQUITY                                                                     $ 34,932,761
                                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
MARCH 31, 2010
(expressed in U.S. dollars)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Credit                           0.25%
Distressed                       9.37%
Event Driven                    15.26%
Fixed Income Relative Value      0.36%
Fundamental Market Neutral       9.38%
Long/Short Equity               32.79%
Macro                           16.02%
Multi-Strategy Relative Value   10.51%
Structured Credit                6.06%

                                    FIRST     NUMBER OF                         PERCENTAGE                           EXPIRATION
                                 ACQUISITION   SHARES/                         OF MEMBERS'  % IN SIDE               DATE OF LOCK
INVESTMENT STRATEGY/NAME             DATE    OWNERSHIP %    COST    FAIR VALUE  EQUITY(1)  POCKETS(2) LIQUIDITY(3)  UP PERIOD(4)
------------------------         ----------- ----------- ---------- ---------- ----------- ---------- ------------  ------------
CREDIT:
   Anchorage Crossover Credit
      Offshore Fund, Ltd.          2/1/2007      1,950   $   32,660 $   11,082     0.03%         --    Quarterly(6)      N/A
   Latigo Offshore Fund, Ltd.      2/1/2007         72       64,611     68,666     0.20%      44.81%   Quarterly(6)      N/A
                                                         ---------- ----------    -----
      TOTAL CREDIT                                           97,271     79,748     0.23%
                                                         ---------- ----------    -----
DISTRESSED:
   Anchorage Capital Partners
      Offshore Ltd.                7/1/2009      1,040    1,050,000  1,300,003     3.72%         --    Annually       6/30/2010
   Credit Distressed Blue Line
      Offshore Fund, Ltd.         12/1/2009        285      500,000    539,180     1.55%         --    Quarterly     11/30/2010
   York Credit Opportunities
      Unit Trust                   9/1/2009     22,627    1,000,000  1,184,457     3.39%         --    Annually       8/31/2010
                                                         ---------- ----------    -----
      TOTAL DISTRESSED                                    2,550,000  3,023,640     8.66%
                                                         ---------- ----------    -----
EVENT DRIVEN:
   Altima Global Special
      Situations Fund, Ltd.        5/1/2008        759      696,033    742,243     2.12%       5.68%    Monthly          N/A
   Fir Tree International
      Value Fund II, Ltd.          7/1/2009        105    1,050,000  1,217,249     3.49%         --    Quarterly      6/30/2010
   Montrica Global Opportunities
      Fund                         2/1/2007      3,016      284,700    235,479     0.67%      22.53%   Quarterly         N/A
   Owl Creek Overseas Fund, Ltd.   7/1/2009      1,000    1,000,000  1,210,833     3.47%         --    Annually       6/30/2010
   Perry Partners International,
      Inc.                         5/1/2007      1,823      119,704    112,521     0.32%     100.00%    Annually(9)      N/A
   Taconic Opportunity Offshore
      Fund, Ltd.                   5/1/2008      1,172    1,300,000  1,403,931     4.02%         --    Quarterly         N/A
                                                         ---------- ----------    -----
      TOTAL EVENT DRIVEN                                  4,450,437  4,922,256    14.09%
                                                         ---------- ----------    -----
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return
      Fund, Ltd.                   2/1/2007        104      205,889    114,939     0.33%         --    Quarterly(6)      N/A
                                                         ---------- ----------    -----
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas, Ltd.     5/1/2009      1,450    1,450,000  1,391,013     3.98%         --    Quarterly      4/30/2011
   O'Connor Global Fundamental
      Market Neutral Long /
      Short Ltd.                   4/1/2007        854    1,274,317  1,636,849     4.69%         --     Monthly          N/A
                                                         ---------- ----------    -----
      TOTAL FUNDAMENTAL MARKET
         NEUTRAL:                                         2,724,317  3,027,862     8.67%
                                                         ---------- ----------    -----

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS (CONCLUDED)
MARCH 31, 2010
(expressed in U.S. dollars)

                                    FIRST     NUMBER OF                           PERCENTAGE                           EXPIRATION
                                 ACQUISITION   SHARES/                           OF MEMBERS'  % IN SIDE               DATE OF LOCK
INVESTMENT STRATEGY/NAME             DATE    OWNERSHIP %     COST    FAIR VALUE   EQUITY(1)  POCKETS(2) LIQUIDITY(3)  UP PERIOD(4)
------------------------         ----------- -----------  ---------- ----------  ----------- ---------- ------------  ------------
LONG/SHORT EQUITY:
   Artha Emerging Markets Fund,
      Ltd.                         2/1/2010       500    $   500,000 $   519,115     1.49%         --     Quarterly     1/31/2011
   Avesta Fund Ltd.                5/1/2009     1,012      1,000,000   1,029,179     2.95%         --      Monthly         N/A
   Cobalt Offshore Fund           10/1/2009       912        600,000     638,821     1.83%         --     Quarterly     9/30/2010
   Criterion Capital Partners,
      Ltd.                         2/1/2007     6,107        847,784     901,700     2.58%         --      Monthly         N/A
   Henderson Asia Pacific
      Absolute Return Fund, Ltd.   9/1/2009     9,747      1,000,000     989,331     2.83%         --      Monthly         N/A
   Highline Capital
      International, Ltd.          5/1/2008     9,752      1,250,000   1,224,153     3.50%         --     Quarterly        N/A
   Ivory Offshore Flagship Fund,
      Ltd.                         2/1/2007     1,099      1,146,732   1,220,924     3.49%         --     Quarterly        N/A
   Pennant Windward Fund, Ltd.     5/1/2009       773      1,250,000   1,393,002     3.99%         --     Quarterly     4/30/2010
   PFM Diversified Offshore
      Fund, Ltd.                   5/1/2008       923      1,250,000   1,398,944     4.00%         --     Quarterly        N/A
   Scopia PX International, Ltd.   1/1/2010       935      1,250,000   1,263,983     3.62%         --     Quarterly    12/31/2010
                                                         ----------- -----------    -----
      TOTAL LONG/SHORT EQUITY                             10,094,516  10,579,152    30.28%
                                                         ----------- -----------    -----
MACRO:
   Brevan Howard Fund Limited     10/1/2007     7,432      1,000,000   1,419,786     4.06%         --      Monthly         N/A
   Fortress Commodities Fund
      L.P.                         2/1/2008      0.14%     1,100,000   1,174,481     3.36%         --     Quarterly        N/A
   QFS Global Macro Hedge Fund,
      Ltd.                         5/1/2008       644        700,000     772,132     2.21%         --      Monthly         N/A
   WCG Offshore Fund, Ltd.        10/1/2009       712        900,000     935,936     2.68%         --     Quarterly    12/31/2010
   Woodbine Capital Fund Ltd.      5/1/2009       748        800,000     864,541     2.48%         --     Quarterly     4/30/2010
                                                         ----------- -----------    -----
      TOTAL MACRO                                          4,500,000   5,166,876    14.79%
                                                         ----------- -----------    -----
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-
      Strategy Equity Fund, Ltd.   8/1/2008       816        106,723      94,372     0.27%     100.00%    Monthly(9)       N/A
   Broad Peak Fund, Ltd.           1/1/2010     1,000      1,000,000   1,012,789     2.90%         --   Quarterly(10)         (8)
   Citadel Kensington Global
      Strategies Fund, Ltd.        2/1/2007       762        761,684     731,475     2.09%         --     Quarterly        N/A
   Linden International, Ltd.      2/1/2007       675        919,473   1,472,895     4.22%         --   Quarterly(10)      N/A
   Sandelman Partners Multi-
      Strategy Fund, Ltd.          2/1/2007        72        142,987      78,455     0.22%      35.04%   Quarterly(5)      N/A
                                                         ----------- -----------    -----
      TOTAL MULTI-STRATEGY
         RELATIVE VALUE                                    2,930,867   3,389,986     9.70%
                                                         ----------- -----------    -----
STRUCTURED CREDIT:
   Cerberus International SPV,
      Ltd.(7)                      9/1/2007     1,432      1,801,488   1,503,036     4.30%     100.00%   Quarterly(9)      N/A
   CPIM Structured Credit Fund
      1000 Inc.                    2/1/2007     7,928        897,340     170,215     0.49%         --     Quarterly        N/A
   Dune Capital International,
      Ltd.                         2/1/2007        --        368,934     224,798     0.65%         --   Semi-Annually      N/A
   Petra Offshore Fund L.P.*       2/1/2007        --      1,400,000          --     0.00%         --    Quarterly(5)      N/A
   Sorin Offshore Fund, Ltd.       2/1/2008       107         85,662      57,070     0.16%         --    Quarterly(6)      N/A
                                                         ----------- -----------    -----
      TOTAL STRUCTURED CREDIT                              4,553,424   1,955,119     5.60%
                                                         ----------- -----------    -----
      TOTAL INVESTMENTS IN
         INVESTMENT FUNDS                                $32,106,721 $32,259,578    92.35%
                                                         =========== ===========    =====

(1)  Percentages are based on members' equity at end of period of $34,932,761.

(2)  Percentages of assets invested in side pockets.

(3)  Available frequency of redemptions after initial lock-up period.

(4) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(5) Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

(6) Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.

(7) On September 30, 2009, the investment in Cerberus International, Ltd. (the "Original Invested Company") was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares.

(8) Class A2 - First business day after the last valuation date of the first quarter of 2011.

     Class S - Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

(9) The Fund's remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

(10) 25% Fund level gate.

*    See Note B [3] - Investments valuation and revenue recognition.

     At March 31, 2010, the aggregate cost of investments for tax purposes was $32,106,721. Net unrealized appreciation on investments for tax purposes was $152,857, consisting of $3,122,689 of gross unrealized appreciation and $(2,969,832) of gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010
(expressed in U.S. dollars)

INVESTMENT INCOME:
   Interest                                                        $     1,537
                                                                   -----------
EXPENSES:
   Management fee                                                      502,080
      Less: management fee waived - voluntary                         (167,360)
   Professional fees                                                   200,358
   Adminstration fee                                                   100,595
   Line of credit fee                                                   29,854
   Directors fee                                                        15,000
   Other                                                                66,601
                                                                   -----------
      Total expenses                                                   747,128
      Fund expense limitation and reimbursement
         waiver - involuntary                                         (147,405)
                                                                   -----------
Net expenses                                                           599,723
                                                                   -----------
Net investment loss                                                   (598,186)
                                                                   -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN INVESTMENT
   FUNDS
   Net realized loss on investments in investment funds             (2,098,574)
   Net change in unrealized appreciation on investments
      in investment funds                                            6,235,511
                                                                   -----------
   Net realized and unrealized gain                                  4,136,937
                                                                   -----------
Net increase in members' equity from operations                    $ 3,538,751
                                                                   ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                       For the year ended   For the year ended
                                                         March 31, 2010       March 31, 2009
                                                       ------------------   ------------------
FROM OPERATIONS:
   Net change in unrealized appreciation/(depreciation)
      on investments in investment funds                  $ 6,235,511          $(5,014,913)
   Net realized loss on investments in
      investment funds                                     (2,098,574)          (2,511,101)
   Net investment loss                                       (598,186)            (553,885)
                                                          -----------          -----------
   Net increase/(decrease) in members' equity
      from operations                                       3,538,751           (8,079,899)
Net increase/(decrease) in members' equity                  3,538,751           (8,079,899)
Members' equity at beginning of year                       31,394,010           39,473,909
                                                          -----------          -----------
Members' equity at end of year                            $34,932,761          $31,394,010
                                                          ===========          ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2010
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in members' equity from operations                 $  3,538,751
Adjustments to reconcile net increase in members' equity from operations to net cash used in operating activities:
      Net change in unrealized appreciation on
         investment in investment funds                           (6,235,511)
      Net realized loss on investments in investments funds        2,098,574
      Purchase of investments in investment funds                (17,900,000)
      Proceeds from redemptions received from investments in
         investment funds                                         13,895,984
   Changes in:
      Redemptions receivable from investments in
         investment funds                                          2,725,457
      Due from Investment Adviser                                   (147,405)
      Prepaid expenses                                                 9,696
      Management fee payable                                           7,494
      Professional fees payable                                        7,884
      Administration fee payable                                         295
      Accrued expenses and other liabilities                           2,008
                                                                ------------
         Net cash used in operating activities                    (1,996,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Borrowings of Line of Credit                                      950,000
   Repayments of Line of Credit                                     (950,000)
                                                                ------------
         Net cash flows from financing activities                         --
                                                                ------------
Net decrease in cash and cash equivalents                         (1,996,773)
Cash and cash equivalents at beginning of year                     3,969,907
                                                                ------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                        $  1,973,134
                                                                ============

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of March 31, 2010, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The financial statements have been prepared in accordance with United States generally accepted accounting principles ("GAAP"). The Fund's fiscal year end is March 31.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION:

     Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

     The Fund's valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund's interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate on an investment by investment basis, in light of all relevant circumstances, not to utilize the practical expedient to value the investment fund's net asset value (further described in Note B[8]), and adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

OLD FIELD MASTER FUND, LLC

     Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value ("NAV") of these investment funds and fair value of the Fund's interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value that will be realized, of the Fund's interests in an investment fund at the time of redemption, and the differences could be material. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund's reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV on an investment by investment basis. In addition, the Fund may not have an investment fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

     With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment was written down from its April 1, 2009 value of $228,309 to zero as of March 31, 2010. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

     Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a average cost basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned. Redemption requests not yet paid from underlying investment vehicles are reflected as redemption receivable from investment funds on the statement of assets, liabilities and members equity as of March 31, 2010.

     Interest income is recorded on an accrual basis.

[4]  SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS:

     The accompanying schedule of investments in investment funds consists principally of investments in investment funds that hold investments which are located in various countries. They are classified by investment strategy which represents management's belief as to the most meaningful presentation of the classification of the Fund's investments. There are no unfunded commitments to the investments in investment funds.

     INVESTMENT FUNDS' INVESTMENT STRATEGIES:

     CREDIT

     Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

OLD FIELD MASTER FUND, LLC

     INVESTMENT FUNDS' INVESTMENT STRATEGIES (CONTINUED)

     DISTRESSED

     These investment funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the investment manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain investment managers, but it is not typical in this strategy.

     EVENT DRIVEN

     Event Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

     FIXED INCOME RELATIVE VALUE

     Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these investment funds can profit even from small mis-pricings.

     FUNDAMENTAL MARKET NEUTRAL

     Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

     LONG/SHORT EQUITY

     In Long/Short Equity funds, investment managers construct portfolios consisting of long and short equity positions. The investment managers' stock picking abilities, on both the long and the short side, is key to the success of these investment funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. investment funds in this category include those that may or may not have a sector, style or capitalization bias. Investment managers of these investment funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

     MACRO

     Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

     MULTI-STRATEGY RELATIVE VALUE

     In Multi-Strategy Relative Value funds, the investment manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

OLD FIELD MASTER FUND, LLC

     INVESTMENT FUNDS' INVESTMENT STRATEGIES (CONTINUED)

     STRUCTURED CREDIT

     Investment managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The investment manager is usually the "lender of last resort" and will lend at terms that are beneficial to the investment fund.

[5]  CASH AND CASH EQUIVALENTS:

     For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at March 31, 2010.

[6]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

     The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") ASC 740, INCOME TAXES (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, IMPLEMENTATION GUIDANCE ON ACCOUNTING FOR UNCERTAINTY IN TAXES AND DISCLOSURES AMENDMENTS FOR NONPUBLIC ENTITIES ("ASC 740"), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2010, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC
     740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[7]  ADMINISTRATION AGREEMENT:

     The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement. This fee is based on the Fund's month-end net asset value as well as the number of investors invested in the Fund.

OLD FIELD MASTER FUND, LLC

[8]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

          - Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

          - Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 - Valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The categorization within the hierarchy does not necessarily correspond to the Investment Advisor's perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

     During September 2009, new fair value guidance was issued and is effective for interim and annual periods ending after December 15, 2009. This new guidance , Accounting Standards Update ("ASU") No. 2009-12, Fair Value Measurements and Disclosures (Topic 820) "INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)", ("ASU 2009-12") amends existing GAAP and provides that, a reporting entity, as a practical expedient, may estimate the fair value of an investment using the net asset value per share of the investment (or its equivalent), if the net asset value per share (or its equivalent) is calculated in a manner consistent with the measurement provisions of GAAP for investment companies as of the reporting entity's measurement date.

     Under ASU 2009-12, classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

     - If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be categorized as a Level 2 fair value measurement.

     - If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

     - If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be categorized as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

     The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund's proportionate share of the underlying net assets of the underlying investment vehicles as reported to the Fund by such entities at the reporting date.

OLD FIELD MASTER FUND, LLC

     The following criteria were used to determine the classification of the Fund's investments:

     - Liquidity terms of each Investment - Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

     - Redemption restrictions - Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

               - Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

               - Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.

     - Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

          In certain cases, as described in Note B [3], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.

          The Fund's adoption of ASU 2009-12 resulted in the reclassification as Level 2 of certain investments previously classified as Level 3 and the classification of certain new investments as Level 2.

     The following are the Fund's major categories of assets measured at fair value on a recurring basis at March 31, 2010:

Description                                        Level 1      Level 2       Level 3        Total
-----------                                      ----------   -----------   -----------   -----------
ASSETS:
   Cash equivalents - money market               $1,973,134   $        --   $        --   $ 1,973,134
   Investments in investment funds:
      Credit                                             --            --        79,748        79,748
      Distressed                                         --            --     3,023,640     3,023,640
      Event Driven                                       --     2,286,374     2,635,882     4,922,256
      Fixed Income Relative Value                        --            --       114,939       114,939
      Fundamental Market Neutral                         --     1,636,849     1,391,013     3,027,862
      Long/Short Equity                                  --     6,764,230     3,814,922    10,579,152
      Macro                                              --     3,366,399     1,800,477     5,166,876
      Multi-Strategy relative Value                      --       731,475     2,658,511     3,389,986
      Structured Credit                                  --       170,215     1,784,904     1,955,119
                                                 ----------   -----------   -----------   -----------
         Total Investments in investment funds           --    14,955,542    17,304,036    32,259,578
                                                 ----------   -----------   -----------   -----------
            TOTAL ASSETS                         $1,973,134   $14,955,542   $17,304,036   $34,232,712
                                                 ==========   ===========   ===========   ===========

OLD FIELD MASTER FUND, LLC

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                FIXED
                                    INVESTMENTS IN                                             INCOME
                                      INVESTMENT                                   EVENT       RELATIVE
                                         FUNDS          CREDIT     DISTRESSED      DRIVEN       VALUE
                                    --------------   -----------   ----------   -----------   ---------
BALANCE AS OF 4/1/09                 $ 24,118,625    $ 1,800,328   $       --   $ 4,771,916   $ 281,410
Accrued discounts/premiums                     --             --           --            --          --
Realized loss                          (2,446,437)      (697,553)          --      (184,678)   (177,132)
Change in unrealized
   appreciation                         6,235,511        689,411      473,640     1,488,421     196,036
Net purchases (sales)                   4,351,879     (1,712,438)   2,550,000    (1,153,403)   (185,375)
Reclassifications(1)                  (14,955,542)            --           --    (2,286,374)         --
                                     ------------    -----------   ----------   -----------   ---------
BALANCE AS OF 3/31/10                $ 17,304,036    $    79,748   $3,023,640   $ 2,635,882   $ 114,939
                                     ============    ===========   ==========   ===========   =========
Net change in unrealized
   gain/(loss) relating to
   investments held at 3/31/10(2)    $  4,597,678    $   689,411   $  473,640   $   981,938   $ 196,036
                                     ============    ===========   ==========   ===========   =========
                                                                                MULTI-
                                    FUNDAMENTAL                                STRATEGY
                                       MARKET      LONG/SHORT                  RELATIVE     STRUCTURED
                                       NEUTRAL       EQUITY        MACRO         VALUE        CREDIT
                                    -----------   -----------   -----------   -----------   ----------
BALANCE AS OF 4/1/09                $ 2,360,831   $ 3,247,485   $ 5,077,422   $ 3,627,464   $2,951,769
Accrued discounts/premiums                   --            --            --            --           --
Realized loss                           174,317      (230,849)      (39,652)     (465,749)    (825,141)
Change in unrealized
   appreciation                        (157,286)      780,721       439,455     1,667,070      658,043
Net purchases (sales)                   650,000     6,781,795      (310,348)   (1,438,800)    (829,552)
Reclassifications(1)                 (1,636,849)   (6,764,230)   (3,366,400)     (731,474)    (170,215)
                                    -----------   -----------   -----------   -----------   ----------
BALANCE AS OF 3/31/10               $ 1,391,013   $ 3,814,922   $ 1,800,477   $ 2,658,511   $1,784,904
                                    ===========   ===========   ===========   ===========   ==========
Net change in unrealized
   gain/(loss) relating to
   investments held at 3/31/10(2)   $   (58,987)  $   354,404   $   621,165   $ 1,081,875   $  258,196
                                    ===========   ===========   ===========   ===========   ==========

(1) Reclassifications represent investments in investment funds that were previously categorized as Level 3 investments for the year ended March 31, 2009. In accordance with recently issued authoritative guidance, these investments are being reclassified as Level 2 investments as of December 31, 2009.

(2) The unrealized gain (loss) is included in net change in unrealized appreciation on investments in investment funds in the Statement of Operations.

[9]  SUBSEQUENT EVENTS:

     Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

OLD FIELD MASTER FUND, LLC

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Management fees for the period ended March 31, 2010 were $502,080. Such fees were reduced by $167,360 during the year due to the aforementioned management fee waiver.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND OTHER RISKS

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. If the Fund were to seek to liquidate its investment in an investment fund which maintains investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment promptly. In such cases, during the period until the Fund fully liquidates its interest in the investment fund, the value of its investment would fluctuate.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $291,001 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

OLD FIELD MASTER FUND, LLC

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

NOTE G - BORROWINGS

On August 29, 2008, the Fund established a revolving line of credit agreement with a financial institution (the "Line of Credit"). The total availability under the Line of Credit was $5,000,000 (the "Commitment"). The Line of Credit requires compliance with certain financial covenants which require the Fund to maintain certain minimum net equity and liquidity ratios, and other commitments as defined by the financial institution. The Line of Credit matures on August 31, 2010. Management intends to extend this Line of Credit upon maturity. Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate and payable monthly. The Fund also pays a commitment fee of 0.35% per annum on the excess of the Commitment over the outstanding principal. The Line of Credit is to be used for leverage, working capital or general corporate purposes. There were no amounts outstanding under this Line of Credit at March 31, 2010.

OLD FIELD MASTER FUND, LLC

NOTE H - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members' equity and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                                                              For the period from
                                                                                                               February 1, 2007
                                                                                                                (commencement of
                                               For the year ended   For the year ended   For the year ended   operations) through
                                                 March 31, 2010       March 31, 2009       March 31, 2008        March 31, 2007
                                               ------------------   ------------------   ------------------   -------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD               $ 74.86             $ 94.13                $101.09              $100.00
Income from investment operations:
   Net investment loss(1)                            (1.43)              (1.32)                 (1.75)               (0.27)
   Net realized/unrealized gain/(loss)
      on investments in investment funds              9.87              (17.95)                 (5.21)                1.36
                                                   -------             -------                -------              -------
   Total income/(loss) from investments               8.44              (19.27)                 (6.96)                1.09
                                                   -------             -------                -------              -------
NET ASSET VALUE, END OF PERIOD                     $ 83.30             $ 74.86                $ 94.13              $101.09
                                                   =======             =======                =======              =======
MEMBERS' EQUITY, END OF PERIOD (000'S)             $34,933             $31,394                $39,474              $35,400
                                                   =======             =======                =======              =======
TOTAL RETURN                                         11.27%             (20.47)%                (6.89)%               1.09%
PORTFOLIO TURNOVER                                   46.65%              21.30%                 22.45%                   0%
Ratio to average net assets:
   Expenses, before reimbursement                     2.24%(4)            1.75%(3)               2.06%                0.45%*
   Reimbursement                                     (0.44)%             (0.16)%                (0.12)%              (0.11)%*
                                                   -------             -------                -------              -------
   Expenses, after reimbursement(2)                   1.80%(4)            1.59%(3)               1.94%                0.34%*
                                                   =======             =======                =======              =======
   Net investment loss, before reimbursement         (2.24)%(4)          (1.70)%(3)             (1.88)%              (0.38)%*
   Reimbursement                                      0.44%               0.16%                  0.12%                0.11%*
                                                   -------             -------                -------              -------
   Net investment loss, after reimbursement          (1.80)%(4)          (1.54)%(3)             (1.76)%              (0.27)%*
                                                   =======             =======                =======              =======

*    Not annualized.

(1)  Based on average units outstanding.

(2) Does not include expenses of the underlying funds in which the fund invests.

(3) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average net assets would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

(4) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average net assets would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund's proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Annual Report (Additional Information)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

                           Positions(s)                                              Number of
                            Held with        Term of                               Portfolios in       Other
                             the Fund      Office and    Principal Occupation(s)    Fund Complex   Directorships      Total Annual
                             and the        Length of       During the Past 5       Overseen by       Held by      Compensation from
Name, Age and Address      Master Fund     Time Served            Years               Manager         Manager       the Fund Complex
---------------------      ------------   ------------   -----------------------   -------------   -------------   -----------------
Lisa Z, Davis (50)         Manager        Indefinite     Certified Public                2             None              $9,000
31 Merit Lane                             term (since    Accountant Director
Jericho, NY 11753                         August 23,     Global Tax
                                          2006)          Controversy, The
                                                         Interpublic Group of
                                                         Companies, Inc.

Brian J. Yudewitz (41)     Manager        Indefinite     Attorney                        2             None              $6,000
43 Kristin Lane                           term (since
Hauppauge, NY 11766                       August 23,
                                          2006)

John T. Moore (42)         Manager,       Indefinite     Principal, Chairman             2             None              $    0
733 Third Avenue           President      term (since    and CEO Marwood Group
11th Floor                                August 23,     & Co. USA LLC
New York, NY 10017                        2006)          Chairman, Marwood
                                                         Group & Co,

Principal Officers who are not Managers

                             Positions(s) Held with
                             the Fund and the Master    Length of Time      Principal Occupation(s)
Name, Age and Address                  Fund                 Served          During the Past 5 Years
----------------------       -----------------------   ----------------   ----------------------------
Thomas J. Modzelewski (32)   Treasurer, Chief          Since August 23,   Principal, Director of
733 Third Avenue             Compliance Officer        2006               Operations Chief Compliance
11th Floor                                                                Officer, Marwood Group & Co.
New York, NY 10017

Michael R. Wasserman (40)    Secretary                 Since August 23,   Attorney
733 Third Avenue                                       2006
11th Floor
New York, NY 10017

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, Lisa Z. Davis, is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For 2010 and 2009, Marcum LLP (formerly Marcum & Kliegman LLP) billed the Funds (as defined in Item 4(e)(1) below) the below aggregate fees for services rendered to the Funds.

                                          2010                                                 2009
                    ------------------------------------------------   ---------------------------------------------------
                                      All fees and    All other fees                       All fees and    All other fees
                      All fees and     services to     and services      All fees and      services to     and services to
                    services to the      service        to service     services to the       service           service
                       Funds that      affiliates    affiliates that      Funds that     affiliates that   affiliates that
                       were pre-        that were    did not require       were pre-        were pre-      did not require
                        approved      pre-approved     pre-approval        approved          approved        pre-approval
                    ---------------   ------------   ---------------   ---------------   ---------------   ---------------
(a) Audit Fees(1)       $72,000            N/A             N/A             $69,500             N/A               N/A
(b) Audit-Related
    Fees                      0            N/A             N/A                   0             N/A               N/A
(c) Tax Fees                  0            N/A             N/A                   0             N/A               N/A
(d) All Other Fees            0            N/A             N/A                   0             N/A               N/A

Notes:

Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the "Funds") be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as required by the Investment Company
Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     2010   2009
                     ----   ----
Audit-Related Fees     0      0
Tax Fees               0      0
All Other Fees         0      0

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Marcum LLP, (formerly Marcum & Kliegman LLP) for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable .

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant invests through a master fund in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser's policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser's reasonable judgment of what is in the Registrant's best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund's management, unless the investment adviser determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund's management in any situation where, in the investment adviser's judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests through a master fund only in hedge funds that are unaffiliated with the investment adviser.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Managers

The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Darren S. Wolf, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin, Mr. Wolf, and Glenn Sloat.

Michael Abbott is Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Paul S. Platkin, CFA, is Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Darren S. Wolf, CFA, Vice President/Co-Director of Research of the Robeco-Sage division of Robeco. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business, where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Glenn Sloat is Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage Capital Management, L.L.C., Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

(a)(2) Other Accounts

(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
7 funds with approximate total assets of $232,164,000.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 8 funds with approximate total assets of $1,018,196,000.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $22,577,000.

     Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $145,139,000.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2010.

PORTFOLIO MANAGER   DOLLAR RANGE
-----------------   ------------
 Michael Abbott         None
 Paul S. Platkin        None
 Glenn Sloat            None
 Darren S. Wolf         None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has adopted policies and procedures by which Members may recommend nominees who are not "interested persons" (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee's qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, they have concluded that the Registrant's disclosure controls and procedures were not designed or operating effectively, as of that date, in ensuring that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. Registrant`s management concluded that there was a material weakness in the Registrant's internal control over financial reporting. The Registrant did not perform an adequate independent review and maintain effective controls with respect to the adoption of new accounting pronouncements.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, subsequent to March 31, 2010, remediation steps have been taken to enhance the Registrant's internal controls over financial reporting to address the control weakness detailed above. The remediation steps include the formation of a review process to ensure that new accounting standards are indentified, evaluated and adopted on a timely basis.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, Principal Executive
                                        Officer

Date June 4, 2010


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski, Principal
                                        Financial Officer

Date June 4, 2010

* Print the name and title of each signing officer under his or her signature.